Shareholders' Equity - Additional Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity
Common stock repurchased, Shares	460,496	419,190
Common stock repurchased, Value	$ 8,002,000	$ 6,208,000
Shares are available for future issuances	8,891,040